22 Financial instruments - risk management (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2019	Feb. 28, 2019
Disclosure of detailed information about financial instruments [abstract]
Impact on carrying amount
Amount raised			£ 2,400	£ 13,400